Shareholders' equity	12 Months Ended
Mar. 31, 2013
Shareholders' equity [Abstract]
Shareholders' equity
15	Shareholders' equity

(a)	Share capital

As of March 31, 2010, the Company had 66,743,693 shares outstanding. During the year ended March 31, 2011, a total of 345,010 ordinary shares were issued by the Company upon the exercise of warrants (see Note 15(c)(i)), a total of 1,627,518 ordinary shares were issued upon the completion of the Warrant Exchange (see Notes 15(c)(i) and 15(c)(ii)) and 309,346 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 15(d)).

In November 2010, the Company completed a secondary offering of 7,000,000 ordinary shares at an offering price of US$4.50 per share and net proceeds of RMB189,861 were raised. As a result of the above transactions, the Company had 75,406,875 shares outstanding as of March 31, 2011.

During the year ended March 31, 2012, 2,266,728 ordinary shares were repurchased and cancelled under the share repurchase program (see Note 15(d)) and as a result the Company had 73,140,147 shares outstanding as of March 31, 2012.

During the year ended March 31, 2013, 7,450,914 ordinary shares were repurchased under the share repurchase program (see Note 15(d)), and 7,314,015 of them were sold to CGL (see Note 1(b)). The remaining 136,899 ordinary share repurchased had not been cancelled and was presented as treasury stock in the consolidated balance sheets. As a result, the Company had 73,003,248 shares outstanding as of March 31, 2013.

(b)	Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC ("PRC GAAP"), to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years' losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Transfers of RMB12,178, RMB17,656 and RMB22,638 (US$3,645) have been made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya for the years ended March 31, 2011, 2012 and 2013, respectively. Accumulated statutory surplus reserve as of March 31, 2012 and 2013 amounted to RMB55,441 and RMB78,079 (US$12,571), respectively. As of March 31, 2013, Zhejiang Lukou has not been profitable since its establishment, and no surplus reserve was made accordingly.

(c)	Warrants and options

The Company had the following warrants and options in issue during the years ended March 31, 2011, 2012 and 2013.

(i)	IPO Warrants

Upon its Initial Public Offering in December 2006, the Company issued 5,750,000 units ("Units") at an offering price of US$6.00 per unit. Each Unit consists of one share of the Company's common stock and two warrants ("IPO Warrants"). Each holder of an IPO Warrant was entitled to purchase one share of the Company's common stock at an exercise price of US$5.00 prior to its expiry on December 13, 2010. The IPO Warrants were redeemable, at the discretion of the Company and subject to the consent of EarlyBirdCapital, Inc. ("EBC"), the representative of Pantheon's underwriters in its Initial Public Offering in December 2006, at a price of US$0.01 per IPO Warrant upon 30 days' notice only in the event that the last sale price of the Company's common stock is at least US$8.50 per share for any 20 trading days within a 30 trading-day period ending on the third day prior to the date of notice of redemption. If the Company redeemed the IPO Warrants, it would have the option to require any IPO Warrant holder that wished to exercise his Warrant to do so on a "cashless basis". During the years ended March 31, 2010 and 2011, 65,100 and 345,010 IPO warrants were exercised. On November 10, 2010, the Company announced a warrant exchange offer ("Warrant Exchange"), which allowed outstanding warrant holders to receive one ordinary share for every eight outstanding warrants. Together with Insider Warrants (Note 15(c)(ii)), a total of 13,020,236 warrants were exchanged for 1,627,518 ordinary shares upon completion of Warrant Exchange. The remaining warrants lapsed on expiry.

(ii)	Insider Warrants

Simultaneous with the Company's Initial Public Offering in December 2006, the Company sold 2,083,334 warrants to certain of its then officers, directors and special advisors ("Insider Warrants"). The terms of the Insider Warrants are identical to the IPO Warrants, except that if the Company called the IPO Warrants for redemption, the Insider Warrants were exercisable on a cashless basis as described in Note 15(c)(i). The Insider Warrants were either exchanged for shares upon the Warrant Exchange (Note 15(c)(i)) or lapsed.

(iii)	Option to purchase Units of the Company

In connection with its Initial Public Offering, the Company also issued an option for US$0.1 to EBC to purchase 500,000 Units at an exercise price of US$6.60 per Unit prior to its expiry on December 13, 2011. The Units issuable upon exercise of the option were identical to the Units sold in the Initial Public Offering. The option could be exercised for cash or on a cashless basis at the holders' option, such that the holder could use the appreciated value of the option (the difference between the exercise prices of the option and the underlying warrants and the market price of the Units and underlying securities) to exercise the option without paying cash. However, the Company had no obligation to net cash settle the exercise of the option or the warrants underlying the option. The holder of the option was entitled to exercise the option or the warrants underlying the option unless a registration statement covering the securities underlying the option is declared effective or an exemption from registration was available. If the holder was unable to exercise the option or the underlying warrants, the option or warrants, as applicable, expired worthless. The warrants underlying the option were exercisable at the same price and had the same expiry date as of December 13, 2010 as the IPO Warrants. As of March 31, 2013, the option had not been exercised and therefore, the option expired.

(d)	Share repurchase program

On September 15, 2010, the Group announced the authorization of a share repurchase program under which the Company was entitled to repurchase up to US$15 million of its outstanding ordinary shares. Pursuant to this program, the Company was entitled to repurchase its shares for a period of one year commencing on September 15, 2010 in the open market at prevailing market prices or in block trades. On August 3, 2011, the Board of Directors approved the refreshment of the program for 12 months until August 2, 2012.

During the years ended March 31, 2011 and 2012, the Company repurchased and cancelled 309,346 and 2,266,728 ordinary shares at a total cost of RMB10,653 and RMB44,664, respectively. The excess of the repurchase price over par value of RMB10,653 and RMB44,662 was charged to additional paid-in capital for the years ended March 31, 2011 and 2012, respectively.

On July 31, 2012, the Board of Directors approved a new US$20 million share repurchase program to replace the previous US$15 million share repurchase program that expired. During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 (US$21,141) of which 7,314,015 shares were subsequently sold to CGL (Note 1(b)). The remaining 136,899 repurchased ordinary shares had not been cancelled and therefore was presented as treasury stock in the consolidated balance sheets.